Investments carried under the equity method, Breakdown of stand-alone amounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates [Abstract]
Non-current assets		$ 8,791,336	$ 9,350,432
Current assets		1,127,695	1,141,907
Non-current liabilities		7,423,780	8,096,498
Current liabilities		739,139	500,388
Revenue		1,043,822	1,008,381	$ 971,797
Profit/(loss) for the year		55,269	(104,887)	1,667
Investment under the equity method		53,419	55,784	$ 55,009
Share of profit		$ 5,231	$ 5,351
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
% Shares		57.16%	57.16%
Non-current assets		$ 19,679	$ 21,306
Current assets		820	841
Non-current liabilities		381	373
Current liabilities		420	451
Revenue		320	298
Operating profit/(loss)		(668)	(708)
Profit/(loss) for the year		(693)	(730)
Investment under the equity method		$ 8,773	$ 9,175
Evacuacion Valdecaballeros, S.L. [Member] | Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions		75.00%
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
% Shares	[1]	25.50%	25.50%
Non-current assets	[1]	$ 186,484	$ 195,275
Current assets	[1]	63,224	64,114
Non-current liabilities	[1]	81,942	91,205
Current liabilities	[1]	13,184	12,649
Revenue	[1]	50,118	46,767
Operating profit/(loss)	[1]	25,778	28,468
Profit/(loss) for the year	[1]	22,193	24,464
Investment under the equity method	[1]	$ 43,161	43,365
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Share of profit		$ 5,659	$ 6,238
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
% Shares		50.00%	50.00%
Non-current assets		$ 3,186	$ 3,904
Current assets		0	0
Non-current liabilities		0	0
Current liabilities		2	2
Revenue		0	0
Operating profit/(loss)		(209)	(206)
Profit/(loss) for the year		(209)	(206)
Investment under the equity method		$ 1,485	$ 3,244
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
% Shares		40.02%	40.02%
Non-current assets		$ 3,190	$ 3,526
Current assets		257	53
Non-current liabilities		2,021	2,265
Current liabilities		383	190
Revenue		0	0
Operating profit/(loss)		44	37
Profit/(loss) for the year		0	0
Investment under the equity method		$ 0	0
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
% Shares		5.00%
Non-current assets		$ 50,547
Current assets		13
Non-current liabilities		0
Current liabilities		50,625
Revenue		0
Operating profit/(loss)		(83)
Profit/(loss) for the year		(624)
Investment under the equity method		0
Associate Companies [Member]
Investments in associates [Abstract]
Non-current assets		263,086	240,011
Current assets		64,314	65,008
Non-current liabilities		84,344	93,843
Current liabilities		64,614	13,292
Revenue		50,438	47,065
Operating profit/(loss)		24,862	27,591
Profit/(loss) for the year		20,667	23,528
Investment under the equity method		$ 53,419	$ 55,784

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $5,659 thousand in 2018 and $6,238 thousand in 2017.